GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Balance at the beginning of the year	$ 72,438	$ 68,087
Acquisition of KPI	613	0
Functional currency translation adjustments	(5,353)	4,351
Balance at the year end	$ 67,698	$ 72,438